Acquisition - Additional Information (Detail) (USD $)	12 Months Ended				1 Months Ended				1 Months Ended			6 Months Ended			1 Months Ended			1 Months Ended			1 Months Ended					1 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012 Contract rights	Jun. 30, 2011 Contract rights	Nov. 15, 2011 Dairyland	Nov. 15, 2011 Dairyland Contract rights	Nov. 15, 2011 Dairyland Covenant Not To Compete	Oct. 07, 2011 School Transportation Services Llc	Oct. 07, 2011 School Transportation Services Llc Contract rights	Oct. 07, 2011 School Transportation Services Llc Covenant Not To Compete	Dec. 31, 2011 Schumacher Bus Lines, S&K Transportation Inc, A&B Bus, Safe Start Transportation	Dec. 31, 2011 Schumacher Bus Lines, S&K Transportation Inc, A&B Bus, Safe Start Transportation Contract rights	Feb. 16, 2012 Ocean State Acquisition	Feb. 16, 2011 Ocean State Acquisition	Feb. 16, 2011 Ocean State Acquisition Contract rights	Feb. 16, 2011 Ocean State Acquisition Covenant Not To Compete	Jan. 07, 2011 Ridge Road	Jan. 07, 2011 Ridge Road Contract rights	Jan. 07, 2011 Ridge Road Covenant Not To Compete	Dec. 21, 2010 Konner Acquisition	Dec. 21, 2010 Konner Acquisition Contract rights	Dec. 21, 2010 Konner Acquisition Covenant Not To Compete	Mar. 31, 2012 Leuschen Acquisition Contract	Jul. 15, 2010 Leuschen Acquisition	Jul. 15, 2010 Leuschen Acquisition If Leuschen secured the renewal of the paratransit contract at certain prices and volumes	Jul. 15, 2010 Leuschen Acquisition Contract rights	Jul. 15, 2010 Leuschen Acquisition Covenant Not To Compete	May 24, 2012 Acquired Assets Contract	May 24, 2012 Acquired Assets Contract rights	May 24, 2012 Acquired Assets Covenant Not To Compete
Business Acquisition [Line Items]
Business acquisition aggregate purchase price					$ 47,000,000			$ 4,500,000			$ 3,800,000		$ 10,700,000				$ 23,300,000			$ 3,600,000				$ 19,600,000				$ 6,600,000
Purchase price, cash paid					47,000,000			4,100,000			3,600,000			10,500,000			22,300,000			3,600,000				18,500,000				6,400,000
Contingent consideration payable											200,000			200,000										1,100,000	1,500,000			200,000
Purchase price allocated to amortizable intangible assets					7,600,000	4,800,000	100,000	1,221,000	1,200,000	62,000	470,000	500,000		2,100,000	1,300,000	200,000	2,640,000	1,100,000	200,000	325,000	300,000	30,000		5,892,000		4,500,000	100,000	1,664,000	800,000	900,000
Estimated useful life of intangible assets			16 years	17 years		20 years	5 years		20 years	5 years		20 years			20 years	3 years		20 years	3 years		20 years	3 years				20 years	3 years		20 years	1 year 6 months
Number of contracts subject to renewal associated with contingent consideration																												4
Gain on bargain purchase of acquired assets (net of tax)	6,925,000																											6,900,000
Purchase price allocated to trade names					2,700,000									600,000			1,300,000							1,300,000
Acquisition-related costs	886,000	792,000			500,000
Acquisition-related goodwill deductible for tax					2,300,000
Purchase price, Notes issued								400,000									500,000
Purchase price, company common shares																	500,000
Paratransit contract, renewal term																							6 years
Paratransit contract, number of renewal options																							2
Paratransit contract, renewal option additional term																							1 year
Adjustment to original estimate																								$ 400,000